[On Chapman and Cutler LLP Letterhead]
May 9, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Trust Exchange-Traded AlphaDEX® Fund II
(Registration Nos. 333-171759, 811-22519)
Ladies and Gentlemen:
     On behalf of First Trust Exchange-Traded AlphaDEX® Fund II (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s 497(c) filing on April 19, 2011. The Registration Statement relates to First Trust Asia Pacific Ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets Ex-US AlphaDEX® Fund and First Trust Emerging Markets AlphaDEX® Fund, each a series of First Trust Exchange-Traded AlphaDEX® Fund II.
     If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures